UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22732

Recon Capital Series Trust, formerly known as ETF Series Trust
(Exact name of registrant as specified in charter)

145 Mason St, 2nd Fl

                                Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road, Suite 400

                                Wilmington, DE 19808
(Name and address of agent for service)

With a copy to:

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W. – Suite 700

Washington, D.C. 20036-1600

(202) 973-2727, Bibb.Strench@ThompsonHine.com

Registrant's telephone number, including area code: (203) 900-1400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Portfolio of Investments.

The Portfolio(s) of Investments is attached herewith.

Item 1. Portfolio of Investments.

Portfolio of Investments — Recon Capital DAX Germany ETF

January 31, 2016 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 89.1%
Consumer Discretionary - 15.3%
adidas AG	2,919	$299,995
Bayerische Motoren Werke AG	4,413	366,058
Continental AG	1,513	315,313
Daimler AG	13,400	930,286
		1,911,652

Consumer Staples - 1.0%
Beiersdorf AG	1,397	128,609

Financials - 18.1%
Allianz SE	6,050	973,122
Commerzbank AG*	14,720	118,933
Deutsche Bank AG	19,000	337,167
Deutsche Boerse AG	2,564	218,093
Muenchener Rueckversicherungs-Gesellschaft AG	2,321	444,148
Vonovia SE	6,014	182,274
		2,273,737

Health Care - 15.3%
Bayer AG	10,200	1,141,216
Fresenius Medical Care AG & Co. KGaA	2,905	256,718
Fresenius SE & Co. KGaA	5,535	364,978
Merck KGaA	1,814	157,184
		1,920,096

Industrials - 10.6%
Deutsche Lufthansa AG*	6,584	95,928
Deutsche Post AG	13,309	321,574
Siemens AG	9,600	915,985
		1,333,487

Information Technology - 9.7%
Infineon Technologies AG	15,441	205,173
SAP SE	12,800	1,013,699
		1,218,872

Materials - 11.4%
BASF SE	12,400	819,804
HeidelbergCement AG	1,956	143,054
K+S AG	2,750	57,757
Linde AG	2,347	316,430
ThyssenKrupp AG	6,221	95,822
		1,432,867

Telecommunication Services - 4.7%
Deutsche Telekom AG	34,000	589,187

Utilities – 3.0%
E.ON SE	26,859	273,917
RWE AG	6,790	94,557
		368,474
TOTAL COMMON STOCKS
(Cost $13,601,277)		11,176,981

Security Description	Shares	Fair Value

Preferred Stocks-4.4%
Consumer Discretionary-2.3%
Volkswagen AG	2,495	$288,600
Consumer Staples-2.1%
Henkel AG & Co. KGaA	2,431	257,180
TOTAL PREFERRED STOCKS
(Cost $913,092)		545,780
TOTAL INVESTMENTS - 93.5%
(Cost $14,514,369)		11,722,761
Other Assets in Excess of Liabilities - 6.5%		816,750
Total Net Assets - 100.0%		$12,539,511

*	Non-income producing security.

Glossary:
AG -	Aktiengesellschaft is both the German and Swiss term for a stock corporation.
KGaA -	Kommanditgesellschaft auf Aktien is a German corporate designation standing for partnership limited by shares.
SE -	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

Sector Allocation (as of January 31, 2016)

Financials	18.1%
Consumer Discretionary	17.6
Health Care	15.3
Materials	11.4
Industrials	10.6
Information Technology	9.7
Telecommunication Services	4.7
Consumer Staples	3.1
Utilities	3
Total Investments	93.5
Liabilities in Excess of Other Assets	6.5
Net Assets	100%

Percentages indicated are based upon net assets.

See Accompanying Notes to Portfolio of Investments

Portfolio of Investments — Recon Capital FTSE 100 ETF

January 31, 2016 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 99.4%
Consumer Discretionary - 11.0%
Barratt Developments PLC	447	$3,801
Berkeley Group Holdings PLC	58	2,908
Burberry Group PLC	193	3,272
Carnival PLC	83	4,097
Compass Group PLC	735	12,542
Dixons Carphone PLC	440	2,957
GKN PLC	757	2,994
InterContinental Hotels Group PLC	106	3,454
ITV PLC	1,683	6,369
Kingfisher PLC	1,042	4,820
Marks & Spencer Group PLC	747	4,494
Merlin Entertainments PLC	321	1,884
Next PLC	67	6,582
Pearson PLC	346	3,872
Persimmon PLC*	139	4,014
RELX PLC	502	8,759
Sky PLC	468	7,183
Sports Direct International PLC*	114	672
Taylor Wimpey PLC	1,465	3,998
TUI AG	207	3,482
Whitbread PLC	82	4,653
WPP PLC	580	12,481
		109,288

Consumer Staples - 19.5%
Associated British Foods PLC	157	7,015
British American Tobacco PLC	832	45,992
Coca-Cola HBC AG*	90	1,824
Diageo PLC	1,131	30,234
Imperial Tobacco Group PLC	437	23,469
J Sainsbury PLC	623	2,166
Reckitt Benckiser Group PLC	287	25,379
SABMiller PLC	429	25,452
Tesco PLC*	3,784	9,308
Unilever PLC	534	23,368
		194,207

Energy - 12.8%
BG Group PLC	1,554	23,245
BP PLC	8,181	43,646
Royal Dutch Shell PLC Class A	1,750	37,682
Royal Dutch Shell PLC Class B	1,050	22,654
		127,227

Financials - 21.3%
3i Group PLC	431	2,702
Aberdeen Asset Management PLC	453	1,584
Admiral Group PLC	88	2,214
Aviva PLC	1,793	12,229
Barclays PLC	7,430	19,603
British Land Co. PLC (The) REIT	459	4,818
Direct Line Insurance Group PLC	624	3,316
Hammerson PLC REIT	355	2,938
Hargreaves Lansdown PLC	99	1,914
HSBC Holdings PLC	8,487	59,267
Intu Properties PLC REIT	416	1,764

Security Description	Shares	Fair Value
Common Stocks (continued)
Financials (continued)
Land Securities Group PLC REIT	348	$5,405
Legal & General Group PLC	2,652	9,160
Lloyds Banking Group PLC	28,505	26,468
London Stock Exchange Group PLC	136	4,773
Old Mutual PLC	2,139	5,149
Provident Financial PLC	66	2,751
Prudential PLC	1,137	22,056
Royal Bank of Scotland Group PLC*	1,431	5,130
RSA Insurance Group PLC	461	2,723
Schroders PLC	51	1,971
St James's Place PLC	232	3,136
Standard Chartered PLC	1,061	7,089
Standard Life PLC	870	4,486
		212,646

Health Care - 10.2%
AstraZeneca PLC	565	35,965
GlaxoSmithKline PLC	2,144	43,764
Hikma Pharmaceuticals PLC	61	1,746
Shire PLC	250	13,866
Smith & Nephew PLC	393	6,478
		101,819

Industrials - 6.7%
Ashtead Group PLC	222	2,831
Babcock International Group PLC	227	2,946
BAE Systems PLC	1,412	10,335
Bunzl PLC	151	4,001
Capita PLC	284	4,734
DCC PLC	40	3,067
easyJet PLC	113	2,481
Experian PLC	435	7,343
International Consolidated Airlines Group SA	808	6,184
Intertek Group PLC	73	2,931
Rolls-Royce Holdings PLC*	783	6,164
Royal Mail PLC	411	2,677
Smiths Group PLC	177	2,369
Travis Perkins PLC	112	2,899
Wolseley PLC	121	5,944
		66,906

Information Technology - 1.6%
ARM Holdings PLC	645	9,085
Sage Group PLC (The)	488	4,299
Worldpay Group PLC*	453	2,011
		15,395

Materials - 5.0%
Anglo American PLC	606	2,385
Antofagasta PLC	160	863
BHP Billiton PLC	938	9,000
CRH PLC	362	9,520
Fresnillo PLC	77	789
Glencore PLC*	5,362	6,806
Johnson Matthey PLC	87	3,042

See Accompanying Notes to Portfolio of Investments

Portfolio of Investments — Recon Capital FTSE 100 ETF (concluded)

January 31, 2016 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks (continued)
Materials (continued)
Mondi PLC	167	$2,691
Randgold Resources Ltd.	42	2,959
Rio Tinto PLC	500	12,156
		50,211

Telecommunication Services - 6.6%
BT Group PLC	3,773	25,949
Inmarsat PLC	193	3,011
Vodafone Group PLC	11,713	37,201
		66,161

Utilities - 4.7%
Centrica PLC	2,239	6,505
National Grid PLC	1,675	23,422
Severn Trent PLC	108	3,354
SSE PLC	437	8,988
United Utilities Group PLC	310	4,206
		46,475

TOTAL COMMON STOCKS
(Cost $1,230,438)		990,335
Preferred Stocks-0.0%
Industrials-0.0%
Rolls-Royce Holdings PLC Class C*	80,185	114
TOTAL PREFERRED STOCKS
(Cost $124)		114
TOTAL INVESTMENTS - 99.4%
(Cost $1,230,562)		990,449
Other Assets in Excess of Liabilities - 0.6%		6,188
Total Net Assets - 100.0%		$996,637

*	Non-income producing security.

Glossary:
AG -	Aktiengesellschaft is both the German and Swiss term for a stock corporation.
Ltd. -	Private Limited Company.
PLC -	Public Limited Company.
REIT -	Real Estate Investment Trust.

Country Breakdown (as of January 31, 2016)

United Kingdom	86.2%
Netherlands	6.0
Ireland	3.1
Switzerland	1.5
Australia	0.9
United States	0.4
Germany	0.3
Jersey	0.3
South Africa	0.3
Jordan	0.2
Chile	0.1
Mexico	0.1
Total Investments	99.4
Other Assets in Excess of Liabilities	0.6
Net Assets	100.0%

Percentages indicated are based upon net assets.

See Accompanying Notes to Portfolio of Investments

Portfolio of Investments — Recon Capital NASDAQ 100 Covered Call ETF

January 31, 2016 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks - 101.6%†
Consumer Discretionary - 20.6%
Amazon.com, Inc.*	3,263	$1,915,381
Bed Bath & Beyond, Inc.*	1,128	48,696
Charter Communications, Inc. Class A*	765	131,090
Comcast Corp. Class A	16,886	940,719
Ctrip.com International Ltd.*(a)	2,181	93,085
Discovery Communications, Inc. Class A*	1,033	28,500
Discovery Communications, Inc. Class C*	1,882	51,209
DISH Network Corp. Class A*	1,542	74,432
Dollar Tree, Inc.*	1,630	132,552
Expedia, Inc.	821	82,954
JD.Com, Inc.*(a)	6,127	159,486
Liberty Global PLC Class A*	1,730	59,529
Liberty Global PLC Series C*	4,043	134,672
Liberty Interactive Corp. QVC Group Class A*	3,247	84,617
Liberty Media Corp. Class A*	706	25,854
Liberty Media Corp. Class C*	1,535	54,631
Liberty Ventures Series A*	930	36,577
Marriott International, Inc. Class A	1,767	108,282
Mattel, Inc.	2,333	64,367
Netflix, Inc.*	2,909	267,162
Norwegian Cruise Line Holdings Ltd.*	1,602	72,683
O'Reilly Automotive, Inc.*	683	178,195
Priceline Group, Inc. (The)*	344	366,350
Ross Stores, Inc.	2,819	158,597
Sirius XM Holdings, Inc.*	36,124	133,659
Starbucks Corp.	10,199	619,793
Tesla Motors, Inc.*	903	172,654
Tractor Supply Co.	940	83,011
TripAdvisor, Inc.*	905	60,418
Twenty-First Century Fox, Inc. Class A	8,069	217,621
Twenty-First Century Fox, Inc. Class B	5,504	149,158
Ulta Salon, Cosmetics & Fragrance, Inc.*	447	80,983
Viacom, Inc. Class B	2,414	110,175
		6,897,092

Consumer Staples - 7.2%
Costco Wholesale Corp.	3,033	458,347
Kraft Heinz Co. (The)	8,392	655,079
Mondelez International, Inc. Class A	10,887	469,230
Monster Beverage Corp.*	1,389	187,557
Walgreens Boots Alliance, Inc.	7,301	582,036
Whole Foods Market, Inc.	2,361	69,201
		2,421,450

Health Care - 13.7%
Alexion Pharmaceuticals, Inc.*	1,566	228,526
Amgen, Inc.	5,250	801,833
Biogen, Inc.*	1,551	423,516
BioMarin Pharmaceutical, Inc.*	1,172	86,751
Celgene Corp.*	5,449	546,644
Cerner Corp.*	2,361	136,962
Endo International PLC*	1,579	87,587
Express Scripts Holding Co.*	4,699	337,717
Gilead Sciences, Inc.	10,001	830,083
Henry Schein, Inc.*	576	87,229
Illumina, Inc.*	1,044	164,900

Security Description	Shares	Fair Value
Common Stocks† (continued)
Health Care (continued)
Incyte Corp.*	1,290	$ 91,022
Intuitive Surgical, Inc.*	260	140,621
Mylan NV*	3,463	182,465
Regeneron Pharmaceuticals, Inc.*	710	298,264
Vertex Pharmaceuticals, Inc.*	1,722	156,272
		4,600,392

Industrials - 1.6%
American Airlines Group, Inc.	4,284	167,033
Fastenal Co.	1,989	80,674
PACCAR, Inc.	2,460	120,712
Stericycle, Inc.*	587	70,646
Verisk Analytics, Inc.*	1,153	84,169
		523,234

Information Technology - 57.3%
Activision Blizzard, Inc.	5,100	177,582
Adobe Systems, Inc.*	3,422	305,003
Akamai Technologies, Inc.*	1,246	56,842
Alphabet, Inc. Class A*	2,015	1,534,120
Alphabet, Inc. Class C*	2,397	1,780,851
Analog Devices, Inc.	2,153	115,961
Apple, Inc.	38,292	3,727,343
Applied Materials, Inc.	8,402	148,295
Autodesk, Inc.*	1,560	73,039
Automatic Data Processing, Inc.	3,183	264,475
Avago Technologies Ltd.	1,934	258,595
Baidu, Inc.*(a)	1,890	308,580
CA, Inc.	3,046	87,512
Check Point Software Technologies Ltd.*	1,238	97,567
Cisco Systems, Inc.	35,074	834,410
Citrix Systems, Inc.*	1,034	72,856
Cognizant Technology Solutions Corp. Class A*	4,184	264,889
eBay, Inc.*	8,269	193,991
Electronic Arts, Inc.*	2,125	137,158
Facebook, Inc. Class A*	15,665	1,757,770
Fiserv, Inc.*	1,575	148,932
Intel Corp.	32,269	1,000,984
Intuit, Inc.	1,802	172,109
KLA-Tencor Corp.	1,082	72,483
Lam Research Corp.	1,094	78,538
Linear Technology Corp.	1,654	70,675
Maxim Integrated Products, Inc.	1,986	66,332
Micron Technology, Inc.*	7,702	84,953
Microsoft Corp.	55,141	3,037,718
NetApp, Inc.	2,005	43,970
NVIDIA Corp.	3,737	109,457
NXP Semiconductor NV*	2,383	178,201
Paychex, Inc.	2,488	119,076
PayPal Holdings, Inc.*	8,435	304,841
QUALCOMM, Inc.	10,567	479,108
SanDisk Corp.	1,390	98,273
Seagate Technology PLC	2,133	61,964
Skyworks Solutions, Inc.	1,326	91,388
Symantec Corp.	4,750	94,240
Texas Instruments, Inc.	6,929	366,752
Western Digital Corp.	1,624	77,920

See Accompanying Notes to Portfolio of Investments

Portfolio of Investments — Recon Capital NASDAQ 100 Covered Call ETF (concluded)

January 31, 2016 (Unaudited)

Security Description	Shares	Fair Value
Common Stocks† (continued)
Information Technology (continued)
Xilinx, Inc.	1,775	$ 89,229
Yahoo!, Inc.*	6,549	193,261
		19,237,243

Telecommunication Services - 1.2%
SBA Communications Corp. Class A*	884	87,764
T-Mobile US, Inc.*	5,701	228,895
Vodafone Group PLC(a)	2,729	87,874
		404,533

TOTAL INVESTMENTS - 101.6%
(Cost $34,229,471)		34,083,944
Liabilities in Excess of Other Assets - (1.6)%		(545,084)
Total Net Assets - 100.0%		$33,538,860

Number of Contracts
Options Written - (4.0)%
NDX Call, Expires 2/19/2016, Strike Price $4,140	79	$ (1,353,270)
(Premiums Received $1,022,110)

*	Non-income producing security.
†	All or a portion of these securities has been segregated as collateral for written options contracts. The aggregate market value of collateral at January 31, 2016 was $34,083,944.
(a)	American Depositary Receipts.

Glossary: Ltd. - Private Limited Company.
PLC -	Public Limited Company.

Sector Allocation (as of January 31, 2016)

Information Technology	57.3%
Consumer Discretionary	20.6
Health Care	13.7
Consumer Staples	7.2
Industrials	1.6
Telecommunication Services	1.2
Total Investments	101.6
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

Percentages indicated are based upon net assets.

See Accompanying Notes to Portfolio of Investments

Notes to Portfolio of Investments
January 31, 2016 (Unaudited)

Fair Value Measurement

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for identical investments in active markets that the Funds have the ability to access at the measurements date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Funds’ own assumptions and judgment in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of January 31, 2016 in valuing the Funds’ assets and liabilities carried at fair value:

Recon Capital DAX Germany ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$11,176,981	$ —	$ —	$11,176,981
Preferred Stocks	545,780	—	—	545,780
Total	$11,722,761	$ —	$ —	$11,722,761

Recon Capital FTSE 100 ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$990,335	$ 114	$ —	$990,449
Total	$990,335	$ 114	$ —	$990,449

See Accompanying Notes to Portfolio of Investments

Notes to Portfolio of Investments (continued)
January 31, 2016 (Unaudited)

Recon Capital NASDAQ 100 Covered Call ETF

Assets†	Level 1	Level 2	Level 3	Total
Common Stocks	$ 34,083,944	$ —	$ —	$ 34,083,944
Liabilities Other Financial Instruments Options Written*	—	(1,353,270)	—	(1,353,270)
Total	$34,083,944	$ (1,353,270)	$ —	$ 32,730,674

_______________________

† See the Portfolio of Investments for breakdown by sector /country.

* Purchased and written options contracts listed on Exchanges are valued at their reported mean of bid and ask quotations; over the-counter derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees of the Trust.

For significant movements between levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. There were no transfers between levels during the period.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. It is the Funds’ policy to recognize transfer into and out of all levels at the beginning of the reporting period. There were no transfers between levels during the period.

FEDERAL INCOME TAX

The Funds intend to qualify as regulated investment companies by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Funds on the applicable record date, at least annually. Net realized capital gains, if any, will be distributed by the Funds at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification.

Management of the Funds is required to analyze all open tax years (2015 and 2016), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of January 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At January 31, 2016, the cost of investments on a tax basis was as follows:

Funds	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Recon Capital DAX Germany ETF	$14,514,369	$171,568	$(2,963,176)	$(2,791,608)
Recon Capital FTSE 100 ETF	1,230,562	6,952	(247,065)	(240,113)
Recon Capital NASDAQ 100 Covered Call ETF	36,267,886	2,037,399	(4,221,341)	(2,183,942)

Notes to Portfolio of Investments (continued)
January 31, 2016 (Unaudited)

DERIVATIVE FINANCIAL INSTRUMENTS

Options

Transactions in options written during the period ended January 31, 2016 were as follows:

Recon Capital NASDAQ 100 Covered Call ETF	Number of Contracts	Premiums Received
Options outstanding, at beginning of the period	49	$429,611

Options written	221	2,196,710

Options closed	(191)	(1,604,211)
Options expired	-	-

Options outstanding, at end of the period	79	$1,022,110

Recon Capital NASDAQ 100 Covered Call ETF may write covered call and put options on portfolios securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, Recon Capital NASDAQ 100 Covered Call ETF, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market of the price of the underlying security increase. By writing a put option, the Recon Capital NASDAQ 100 Covered Call ETF, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. When the written option expires, is terminated or is sold, the Recon Capital NASDAQ 100 Covered Call ETF will record a gain or loss.

Recon Capital NASDAQ 100 Covered Call ETF may purchase call and put options on the portfolio securities or other financial instruments. The Recon Capital NASDAQ 100 Covered Call ETF may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Recon Capital NASDAQ 100 Covered Call ETF may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. When the purchased option expires, is terminated or is sold, the Recon Capital NASDAQ 100 Covered Call ETF will record a gain or loss.

Risks may arise from an imperfect correlation between the change in market value of the securities held by the Recon Capital NASDAQ 100 Covered Call ETF and the prices of options relating to the securities purchased or sold by the Recon Capital NASDAQ 100 Covered Call ETF and from possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject the Recon Capital NASDAQ 100 Covered Call ETF to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Recon Capital NASDAQ 100 Covered Call ETF to risk of loss if the value of the security declines below the exercise price minus the put premium.

While the Funds seek to achieve a high degree of correlation with the Index, each Fund’s return may not match the return of the Index due to, among other reasons, operating expenses, transaction costs, cash flows, and operational inefficiencies. For example, a Fund incurs operating expenses not applicable to the Index and incurs costs when buying and selling securities, particularly where the Fund must rebalance its securities holdings to reflect changes in the composition of the Index. Because these and other costs are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

The Recon Capital NASDAQ 100 Covered Call ETF may be unable to write options at the times or at the prices that the Index expects such options to be written. Because these and other costs are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

Notes to Portfolio of Investments (concluded)
January 31, 2016 (Unaudited)

The Recon Capital NASDAQ 100 Covered Call ETF is exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Adviser seeks to minimize the Fund’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no other material events that would require disclosure.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Recon Capital Series Trust, formerly known as ETF Series Trust

By (Signature and Title)*	/s/ Garrett Paolella
Garrett Paolella
President/Chief Executive Officer
(principal executive officer)

Date	3/18/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Garrett Paolella
Garrett Paolella
President/Chief Executive Officer and
Treasurer/Chief Financial Officer
(principal executive officer and principal financial officer)

Date	3/18/2016

* Print the name and title of each signing officer under his or her signature.